Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000040834
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%		6.02%		5.13%
Without Sales Load [Member] | C000159131
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%		5.72%	5.52%
Without Sales Load [Member] | C000159132
Average Annual Return [Line Items]
Average Annual Return, Percent	20.77%		6.17%	5.97%
Without Sales Load [Member] | C000219339
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%	15.58%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%		5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%	5.96%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%	5.96%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	14.16%